Filed pursuant to Rule 497
File No. 333-178548

Supplement dated February 9, 2015
to
Prospectus dated April 28, 2014

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This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of HMS Income Fund, Inc. (the “Company”) dated April 28, 2014 (as supplemented and amended, the “Prospectus”). This supplement is part of, and should be read in conjunction with, the Prospectus. The Prospectus has been filed with the Securities and Exchange Commission and is available at www.sec.gov or by calling (888) 446-3773. Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.
You should carefully consider the “Risk Factors” beginning on page 26 of the Prospectus before you decide to invest.
This supplement updates the Prospectus to (i) reflect the entry by the Company’s subsidiary, HMS Funding I LLC, into the third amendment to its credit agreement with Deutsche Bank AG, New York Branch, as administrative agent and other banks as participants (ii) clarify the suitability standards in California, Iowa, Kansas, Kentucky, Massachusetts, Michigan, New Mexico, North Dakota, Oregon, Texas and Vermont (iii) reflect the appointment of David M. Covington as Chief Accounting Officer and Treasurer of the Company, effective February 3, 2015 and (iv) update the Prospectus with respect to the status of the offering.
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This supplement amends the Prospectus as follows:

SUITABILITY STANDARDS

This supplement replaces the words “our” and "us" in the special suitability standards for California, Iowa, Kansas, Kentucky, Massachusetts, Michigan, New Mexico, North Dakota, Oregon, Texas and Vermont on page (iii) with the phrase “HMS Income Fund, Inc.” to provide clarification on these suitability standards. This supplement replaces the special suitability standards for California, Iowa, Kansas, Kentucky, Massachusetts, Michigan, New Mexico, North Dakota, Oregon, Texas and Vermont on page (iii) with the following:

California, Michigan and New Mexico—In addition to the suitability standards above, an investor will limit his or her investment in HMS Income Fund, Inc. common stock to a maximum of 10% of his or her net worth.

Iowa — Investors who reside in the state of Iowa must have either (i) a liquid net worth of $100,000 and annual gross income of $100,000 or (ii) a liquid net worth of $350,000. Additionally, an Iowa investor’s total investment in HMS Income Fund, Inc. shall not exceed 10% of his or her liquid net worth. For this purpose, liquid net worth is determined exclusive of home, home furnishings and automobiles.

Kansas — The Office of the Kansas Securities Commissioner recommends that you should limit your aggregate investment in HMS Income Fund, Inc. shares and other similar investments to not more than 10% of your liquid net worth. Liquid net worth is that portion of your total net worth (assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

Kentucky — Investors who reside in the state of Kentucky must have either (i) a liquid net worth of $85,000 and annual gross income of $85,000 or (ii) a liquid net worth of $300,000. Additionally, a Kentucky investor’s total investment in HMS Income Fund, Inc. shall not exceed 10% of his or her liquid net worth.

Massachusetts — Investors who reside in the state of Massachusetts must have either (i) a minimum of $100,000 annual gross income and a liquid net worth of $100,000; or (ii) a liquid net worth of $250,000 irrespective of gross annual income. Additionally, a Massachusetts investor’s total investment in HMS Income Fund, Inc. and other similar investments shall not exceed 10% of his or her liquid net worth. For this purpose, liquid net worth is determined exclusive of home, home furnishings and automobiles.

North Dakota — HMS Income Fund, Inc. shares will only be sold to residents of North Dakota representing that their investment will not exceed 10% of his or her net worth and that they meet one of the established suitability standards.

Oregon — In addition to the suitability standards above, the state of Oregon requires that each Oregon investor will limit his or her investment in HMS Income Fund, Inc. common stock to a maximum of 10% of his or her net worth (not including home, home furnishings or automobiles).

Texas — Investors who reside in the state of Texas must have either (i) a minimum of $100,000 annual gross income and a liquid net worth of $100,000 or (ii) a liquid net worth of $250,000 irrespective of gross annual income. Additionally, a Texas investor’s total investment in HMS Income Fund, Inc. shall not exceed 10% of his or her liquid net worth. For this purpose, liquid net worth is determined exclusive of home, home furnishings and automobiles.

Vermont — Investors who reside in the state of Vermont must have either (i) a minimum of $100,000 annual gross income and a liquid net worth of $100,000 or (ii) a liquid net worth of $250,000 irrespective of gross annual income. Additionally, a Vermont investor’s total investment in HMS Income Fund, Inc. shall not exceed 10% of his or her liquid net worth. For this purpose, liquid net worth is determined exclusive of home, home furnishings and automobiles.

PROSPECTUS SUMMARY

This supplement replaces in its entirety the fourth paragraph in the section entitled “Prospectus Summary-Credit Facility” on page 9 of the Prospectus (as supplemented) with the following:

On June 2, 2014, our wholly-owned Structured Subsidiary, HMS Funding I LLC, a Delaware limited liability company (“HMS Funding”), entered into a credit agreement (the “HMS Funding Facility”) among HMS Funding, the Company, as equityholder and servicer, Deutsche Bank AG, New York Branch (“Deutsche Bank”), the financial institutions party thereto as lenders (together with Deutsche Bank, the “HMS Funding Lenders”), and U.S. Bank National Association (the “Collateral Agent”). The HMS Funding Facility provided for an initial borrowing capacity of $50 million, subject to certain limitations, including limitations with respect to HMS Funding’s investments, as more fully described in the HMS Funding Facility. On July 22, 2014, HMS Funding, the Company, Deutsche Bank and the Collateral Agent entered into Amendment No. 1 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $100 million. On December 3, 2014, HMS Funding, the Company, Deutsche Bank and the Collateral Agent entered into Amendment No. 2 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $125 million. On February 4, 2015, HMS Funding, the Company, Deutsche Bank and the Collateral Agent entered into Amendment No. 3 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $200 million. At HMS Funding’s request and upon approval by HMS Funding Lenders, the maximum borrowings under the HMS Funding Facility can be increased by up to an additional $50 million, in the aggregate, subject to certain limitations contained in the HMS Funding Facility, for a total maximum capacity of $250 million. We contribute certain assets to HMS

Funding from time to time, as permitted under the Syndicated Credit Facility, as collateral to secure the HMS Funding Facility. The HMS Funding Facility matures on June 3, 2019.

This supplement replaces in its entirety the seventh paragraph in the section entitled “Prospectus Summary-Credit Facility” on page 9 of the Prospectus (as supplemented) with the following:

As of February 4, 2015, we had approximately $79 million outstanding and $26 million available under our Syndicated Credit Facility and $160 million outstanding and $40 million available under the HMS Funding Facility (not including the accordion feature of either of the Credit Facilities) subject to certain limitations and the asset coverage restrictions under the 1940 Act, as discussed below.
RISK FACTORS

This supplement replaces the second paragraph in the risk factor entitled “Because we borrow funds, the potential for gain or loss on amounts invested in us is magnified and may increase the risk of investing in us.” on page 36 of the Prospectus (as supplemented) with the following:

At February 4, 2015, we had approximately $79 million and $160 million of debt financing outstanding under our Syndicated Credit Facility and the HMS Funding Facility, respectively.

SENIOR SECURITIES

This supplement replaces in their entirety the fifth and eighth paragraphs in the section entitled “Senior Securities” on pages 45-46 of the Prospectus (as supplemented) with the following:

On June 2, 2014, HMS Funding entered into the HMS Funding Facility, which provided for an initial borrowing capacity of $50 million, subject to certain limitations, including limitations with respect to HMS Funding’s investments, as more fully described in the HMS Funding Facility. On July 22, 2014, HMS Funding, the Company, Deutsche Bank and the Collateral Agent entered into Amendment No. 1 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $100 million. On December 3, 2014, HMS Funding, the Company, Deutsche Bank and the Collateral Agent entered into Amendment No. 2 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $125 million. On February 4, 2015, HMS Funding, the Company, Deutsche Bank and the Collateral Agent entered into Amendment No. 3 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $200 million. At HMS Funding’s request and upon approval by HMS Funding Lenders, the maximum borrowings under the HMS Funding Facility can be increased by up to an additional $50 million, in the aggregate, subject to certain limitations contained in the HMS Funding Facility, for a total maximum capacity of $250 million. We contribute certain assets to HMS Funding from time to time, as permitted under the Syndicated Credit Facility, as collateral to secure the HMS Funding Facility. The HMS Funding Facility matures on June 3, 2019.

As of February 4, 2015, we had approximately $79 million outstanding and $26 million available under our Syndicated Credit Facility and $160 million outstanding and $40 million available under the HMS Funding Facility (not including the accordion feature of either of the Credit Facilities) subject to certain limitations and the asset coverage restrictions under the 1940 Act.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

This supplement replaces the fifth and eighth paragraphs in the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations - Liquidity and Capital Resources - Capital Resources” on pages 59-60 of the Prospectus (as supplemented) with the following:

On June 2, 2014, HMS Funding entered into the HMS Funding Facility, which provided for an initial borrowing capacity of $50 million, subject to certain limitations, including limitations with respect to HMS Funding’s investments, as more fully described in the HMS Funding Facility. On July 22, 2014, HMS Funding, the Company, Deutsche Bank and the Collateral Agent entered into Amendment No. 1 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $100 million. On December 3, 2014, HMS Funding, the Company, Deutsche Bank and the Collateral Agent entered into Amendment No. 2 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $125 million. On February 4, 2015, HMS Funding, the Company, Deutsche Bank and the Collateral Agent entered into Amendment No. 3 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $200 million. At HMS Funding’s request and upon approval by HMS Funding Lenders, the maximum borrowings under the HMS Funding Facility can be increased by up to an additional $50 million, in the aggregate, subject to certain limitations contained in the HMS Funding Facility, for a total maximum capacity of $250 million. We contribute certain assets to HMS Funding from time to time, as permitted under the Syndicated Credit Facility, as collateral to secure the HMS Funding Facility. The HMS Funding Facility matures on June 3, 2019.

As of February 4, 2015, we had approximately $79 million outstanding and $26 million available under our Syndicated Credit Facility and $160 million outstanding and $40 million available under the HMS Funding Facility (not including the accordion feature of either of the Credit Facilities), subject to certain limitations and the asset coverage restrictions under the 1940 Act.

This supplement replaces the fifth, eighth and ninth paragraphs in the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations - Recent Developments and Subsequent Events” on page 62 of the Prospectus (as supplemented) with the following:

On June 2, 2014, HMS Funding entered into the HMS Funding Facility, which provided for an initial borrowing capacity of $50 million, subject to certain limitations, including limitations with respect to HMS Funding’s investments, as more fully described in the HMS Funding Facility. On July 22, 2014, HMS Funding, the Company, Deutsche Bank and the Collateral Agent entered into Amendment No. 1 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $100 million. On December 3, 2014, HMS Funding, the Company, Deutsche Bank and the Collateral Agent entered into Amendment No. 2 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $125 million. On February 4, 2015, HMS Funding, the Company, Deutsche Bank and the Collateral Agent entered into Amendment No. 3 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $200 million. At HMS Funding’s request and upon approval by HMS Funding Lenders, the maximum borrowings under the HMS Funding Facility can be increased by up to an additional $50 million, in the aggregate, subject to certain limitations contained in the HMS Funding Facility, for a total maximum capacity of $250 million. We contribute certain assets to HMS Funding from time to time, as permitted under the Syndicated Credit Facility, as collateral to secure the HMS Funding Facility. The HMS Funding Facility matures on June 3, 2019.

As of February 4, 2015, we had approximately $79 million outstanding and $26 million available under our Syndicated Credit Facility and $160 million outstanding and $40 million available under the HMS Funding Facility (not including the accordion feature of either of the Credit Facilities), subject to certain limitations and the asset coverage restrictions under the 1940 Act.

Through January 31, 2015, we have raised approximately $328 million of capital in the offering. From January 1, 2015 through January 31, 2015, the Company has funded approximately $78 million in investments and has received proceeds from repayments and dispositions of approximately $8 million.

MANAGEMENT
This supplement inserts the following information related to David M. Covington on the Officers table between Ryan T. Sims and Susan Dudley in the section entitled “Management—Board of Directors and Officers—Officers” beginning on page 79 of the Prospectus (as supplemented):

Name	Age	Position(s) Held with the Company	Officer Since
David M. Covington	41	Chief Accounting Officer and Treasurer	2015

This supplement inserts as the second paragraph in the section entitled “Management-Biographical Information-Officers (who are not directors)” on page 80 of the Prospectus (as supplemented) with the following:

David M. Covington. Mr. Covington joined Hines in May 2006. Mr. Covington serves as Chief Accounting Officer and Treasurer for us and the general partner of our Adviser. Mr. Covington also serves as the Chief Accounting Officer and Treasurer for the Core Fund.  In these positions, Mr. Covington is responsible for the oversight of the treasury, accounting, financial reporting and SEC reporting functions. He is also responsible for establishing the companies’ accounting policies and ensuring compliance with those policies. Mr. Covington previously served as Senior Controller for the Core Fund from July 2010 to November 2011 and Controller for the Core Fund from May 2006 to July 2010. Prior to joining Hines, Mr. Covington spent four years at Ernst & Young LLP in the audit practice and most recently, was Corporate Controller of an IT Services firm. He graduated from the University of Texas at Austin with a Bachelor of Business Administration and Master of Professional Accounting and is a certified public accountant.

CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS
This supplement replaces the second sentence of the eighth full paragraph of the section entitled “Certain Relationships and Related Party Transactions—Our Advisers” on page 95 of the Prospectus (as supplemented) with the following:
Similarly, Mr. Sims, Mr. Covington, Ms. Dudley and Ms. Fitzgerald are the Chief Financial Officer, Chief Accounting Officer, Chief Compliance Officer and Controller of the Company, respectively, and hold the same positions with the general partner of our Adviser or with our Adviser, as applicable.

CONTROL PERSONS AND PRINCIPAL STOCKHOLDERS
This supplement updates the table found on page 98 of the Prospectus under the section entitled “Control Persons and Principal Stockholders” inserting the following information under the section "Officers (that are not directors)" with the following between Ryan T. Sims and Susan Dudley:

Shares Beneficially Owned as of the Date of this Prospectus
Name and Address	Number	Percentage of Current Ownership	Percentage Assuming Maximum Amount is Purchased
David M. Covington	—	—	—